Selected Income Statement Data (Tables)	12 Months Ended
Dec. 31, 2024
Selected Income Statement Data [Abstract]
Schedule of selected revenues
A.	Revenues

	Year Ended December 31,
	2024	2023	2022
	U.S. Dollars (in thousands)
Sales of products	409,427	301,899	307,791
Service fees	19,807	13,476	13,118

	429,234	315,375	320,909

Schedule of selected selling, general and administrative expenses data
B.	Selling, general and administrative expenses

	Year Ended December 31,
	2024	2023	2022
	U.S. Dollars (in thousands)
Selling (*)	48,134	36,896	38,249
General and administrative	15,461	13,855	11,250

	63,595	50,751	49,499

(*) Including shipping and handling costs	4,120	2,744	2,294

Schedule of selected financial income (expenses) data
C.	Financial income, net

	Year Ended December 31,
	2024	2023	2022
	U.S. Dollars (in thousands)
Interest income	24,841	24,051	8,648
Convertible notes amortization	(1,094)	(1,094)	(1,094)
Other, net (*)	(578)	(739)	(864)

	23,169	22,218	6,690

(*)	Other, net includes foreign currency income (expense) resulting from transactions not denominated in U.S. Dollars amounting to $37, $(78), and $(351) in 2024, 2023 and 2022, respectively.